ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable

	As at December 31, 2019	As at December 31, 2018
Accounts payable	$715	$744
Accruals	440	357
	$1,155	$1,101